Disclosure of detailed information about effective income tax expense recovery (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Current expense	$ 1,603	$ 1,918
Deferred (recovery) expense	(137)	(409)
Income tax (recovery) expense	1,466	1,509
Income tax [Member]
Statement [Line Items]
Current expense	135	30
Deferred (recovery) expense	28	167
Special mining duty [Member]
Statement [Line Items]
Current expense	1,041	1,493
Deferred (recovery) expense	(270)	(618)
Withholding tax [Member]
Statement [Line Items]
Current expense	427	395
Deferred (recovery) expense	$ 105	$ 42